Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended
	May 08, 2019	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025
OTG Latin America Fund (without load) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			OTG Latin America Fund (without load)
OTG Latin America Fund (with load) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			OTG Latin America Fund (with load)
MSCI EM Latin America Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EM Latin America Index
Accumulated Value	$ 10,000	$ 5,834		$ 8,519	$ 9,940	$ 8,118	$ 9,379	$ 7,639
Class A (with load) [Member]
Account Value [Line Items]
Accumulated Value	9,500	5,615		7,868	9,214	8,400	10,244	9,409
Class A (without load) [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 5,910		$ 8,282	$ 9,699	$ 8,842	$ 10,783	$ 9,905